Share-based compensation (Tables)	12 Months Ended
Mar. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Summary of Stock Option Activity
The following table sets forth the share options activity for the years ended March 31, 2020 and 2021:

	Number of shares	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$	Weighted average fair value US$
Outstanding as of March 31, 2019	5,686,454	1.49	5.8610	34,717	1.68

Exercisable as of March 31, 2019	1,299,954	0.001	5.5679	9,878	1.83

Granted	915,097	4.03	—	—	5.02
Exercised	(1,299,954)	0.001	—	—	—
Forfeited	(444,625)	2.45	—	—	1.89
Outstanding as of March 31, 2020	4,856,972	2.26	6.6680	39,472	2.72

Exercisable as of March 31, 2020	—	—	—	—	—

Granted	998,000	4.13	—	—	2.49
Forfeited	(342,750)	3.49	—	—	4.00
Outstanding as of March 31, 2021	5,512,222	3.36	6.32	29,360	3.28

Exercisable as of March 31, 2021	—	—	—	—	—

Employees and Non Employees [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Summary of Options Measured At Fair Value, Valuation Assumptions
Options granted to Participants were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

	Year ended March 31, 2020	Year ended March 31, 2021
Expected volatility	43.49%	44.41%
Risk-free interest rate	0.87%	0.94%
Exercise multiple	2.8/2.2	2.8/2.2
Expected dividend yield	0%	0%
Contractual term (in years)	10	10